Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Thornburg Global Opportunities Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	40.70%	12.67%	15.91%	(10.35%)	14.42%	22.32%	28.35%	(20.92%)	21.64%	3.64%
Thornburg International Equity Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	33.83%	11.24%	15.77%	(17.01%)	7.26%	22.36%	28.66%	(20.05%)	24.98%	(2.74%)
Thornburg Better World International Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	23.54%	6.53%	12.13%	20.39%	(18.48%)	25.85%	23.72%	(14.28%)	21.88%	6.76%
Thornburg International Growth Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	10.24%	2.04%	17.96%	(26.33%)	(4.46%)	33.94%	25.87%	(17.01%)	34.33%	(5.05%)
Thornburg Developing World Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	27.31%	5.30%	6.13%	(25.78%)	(3.01%)	22.66%	29.03%	(15.18%)	35.31%	2.55%
Thornburg Investment Income Builder Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	36.55%	13.13%	17.90%	(8.27%)	20.02%	(0.65%)	17.66%	(4.62%)	14.78%	9.50%
Thornburg Summit Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	20.34%	11.15%	12.49%
Thornburg Ultra Short Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	4.61%	5.65%	5.57%	0.02%	0.12%	3.05%	3.74%	1.41%	1.31%	1.69%
Thornburg Limited Term U.S. Government Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	6.39%	2.40%	3.85%	(7.97%)	(1.83%)	3.77%	3.61%	0.83%	0.60%	0.90%
Thornburg Limited Term Income Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	6.80%	4.34%	6.27%	(7.33%)	(1.07%)	7.37%	5.37%	0.99%	2.27%	3.12%
Thornburg Core Plus Bond Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	7.43%	1.36%
Thornburg Strategic Income Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	7.15%	4.45%	7.28%	(6.62%)	2.43%	7.86%	7.55%	0.30%	6.01%	7.69%
Thornburg Short Duration Municipal Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	3.53%	2.53%	3.46%	(2.52%)	(0.25%)	0.87%	1.91%	0.84%	0.89%	0.01%
Thornburg Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	4.59%	1.30%	4.29%	(5.11%)	(0.19%)	2.96%	3.81%	0.88%	2.29%	(0.69%)
Thornburg Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	4.69%	1.84%	5.45%	(6.41%)	0.99%	3.81%	5.64%	0.56%	3.61%	(0.50%)
Thornburg Strategic Municipal Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	4.02%	2.87%	5.89%	(8.23%)	1.22%	3.79%	5.59%	0.74%	4.04%	(0.38%)
Thornburg California Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	4.66%	1.32%	4.17%	(4.46%)	(0.41%)	1.91%	3.20%	0.52%	2.05%	(0.99%)
Thornburg New Mexico Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	4.07%	0.64%	3.93%	(6.27%)	0.10%	3.46%	4.49%	1.40%	2.03%	(0.41%)
Thornburg New York Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	3.84%	1.03%	4.75%	(5.64%)	0.32%	2.99%	4.56%	0.16%	2.67%	(0.51%)
Thornburg Global Opportunities Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	40.43%	12.55%	15.69%	(10.52%)	14.18%	22.05%	28.09%	(21.07%)	21.37%	3.49%
Thornburg International Equity Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	33.56%	11.05%	15.45%	(17.13%)	7.10%	22.12%	28.39%	(20.22%)	24.78%	(2.88%)
Thornburg International Growth Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	10.09%	1.93%	17.80%	(26.36%)	(4.69%)	33.64%	25.66%	(17.18%)	34.22%	(5.16%)
Thornburg Developing World Fund Class R5
Prospectus [Line Items]
Annual Return [Percent]	27.84%	5.75%	6.60%	(25.51%)	(2.65%)	23.08%	29.53%	(14.88%)	35.84%	3.08%
Thornburg Investment Income Builder Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	36.09%	12.68%	17.49%	(8.62%)	19.59%	(1.02%)	17.28%	(5.01%)	14.49%	9.17%
Thornburg Limited Term U.S. Government Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	6.47%	2.32%	3.90%	(8.01%)	(1.94%)	3.66%	3.52%	0.73%	0.56%	0.91%
Thornburg Limited Term Income Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	6.56%	4.12%	6.04%	(7.52%)	(1.30%)	7.13%	5.15%	0.82%	2.15%	3.00%
Thornburg Strategic Income Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	6.86%	4.06%	7.03%	(6.81%)	2.11%	7.55%	7.23%	0.13%	5.95%	7.71%
Thornburg Emerging Markets Managed Account Fund - Class SMA
Prospectus [Line Items]
Annual Return [Percent]	12.19%	(0.70%)
Thornburg Municipal Managed Account Fund - Class SMA
Prospectus [Line Items]
Annual Return [Percent]	4.96%	4.99%